Note 42 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment Or Reversal Of Impairment On Non Financial Tangible Assets	[1]	€ (22)	€ 158
Impairment Or Reversal Of Impairment On Non Financial Intangible Assets		5	5
Impairment Or Reversal Of Impairment On Non Financial Other Assets		17	33
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 0	€ 196

[1]	(*) In 2021, it included the impairment due to the closure of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 16 and 23)